SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.Accounting principles:

The consolidated financial statements are prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America (hereafter - U.S. GAAP).

b.Principles of consolidation and basis of presentation:

The accompanying consolidated financial statements include the accounts of Payoneer Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Investments in entities where we have the ability to exercise significant influence, but not control, over the investee are accounted for using the equity method of accounting. For such investments, our share of the investee’s results of operations is shown within Share in losses of associated companies on our condensed consolidated statements of income and our investment balance as an investment in associated companies on our condensed consolidated balance sheets.

The consolidated interim financial information herein is unaudited; however, such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period. The results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full year. The year-end condensed balance sheet data was derived from audited financial statements for the year ended December 31, 2020 but does not include all disclosures required by accounting principles generally accepted in the United States of America. These unaudited financial statements should be read in conjunction with the audited financial statements, and related notes thereto.

c.Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, share-based compensation, revenue recognition, valuation allowance on deferred taxes, contingencies, transaction loss provision and allowance for doubtful accounts on capital advances.

d.Capital Advance (CA) receivable, net:

The Company enters into transactions with pre-qualified sellers in which the Company purchases a designated amount of future receivables for an upfront cash purchase price. For further details around CA and associated accounting policies, refer to the Company’s 2020 annual financial statements.

During the three months ended March 31, 2021 and 2020, the Company has purchased and collected the following principal amounts associated with CAs:

CA receivable, gross, December 31, 2020	$67,682
CA extended to customers	104,381
Revenue earned in the period but not collected	901
Revenue collected in the period but not earned	(782)
CA collected from customers	(97,638)
Exchange rate adjustments	(627)
Charge-offs, net of recoveries	(292)
CA receivable, gross, March 31, 2021	$73,625
Allowance for CA losses, March 31, 2021	(1,593)
CA receivable, net, March 31, 2021	$72,032

CA receivable, gross, December 31, 2019	$60,636
CA extended to customers	48,513
Revenue earned in the period but not collected	587
Revenue collected in the period but not earned	(656)
CA collected from customers	(74,897)
Exchange rate adjustments	(445)
Charge-offs, net of recoveries	(248)
CA receivable, gross, March 31, 2020	$33,490
Allowance for CA losses, March 31, 2020	(1,080)
CA receivable, net, March 31, 2020	$32,410

The outstanding gross balance at March 31, 2021 consists of the following current and overdue amounts:

		1‑30 days			Above 90
Total	Current	overdue	30‑60 overdue	60‑90 overdue	overdue
73,625	72,024	404	113	204	880

The outstanding gross balance at December 31, 2020 consists of the following current and overdue amounts:

		1‑30 days			Above 90
Total	Current	overdue	30‑60 overdue	60‑90 overdue	overdue
67,682	66,018	263	129	218	1,054

The following are current and overdue balances from above that are segregated into the timing of expected collections at March 31, 2021:

		Due in less than	Due in	Due in	Due in more than
Total	Overdue	30 days	30‑60 days	60‑90 days	90 days
73,625	1,601	15,202	23,963	28,957	3,902

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2020:

		Due in less than	Due in	Due in	Due in more than
Total	Overdue	30 days	30‑60 days	60‑90 days	90 days
67,682	1,664	10,143	19,726	34,979	1,170

The Company has developed a risk-based methodology that is used to estimate future losses based on historcal loss experience as well as the qualitative judgment when historical loss data is not available. For product offerings with sufficient historical loss experience, the Company develops loss estimates based on receivable balance attributes such as account payment status and percentage of collections per day, and length of time from advance to collection. Based on these attributes, a historical loss rate is applied to calculate the allowance for CA losses. For product offerings that do not have significant historical loss data to develop a historical loss percentage, the Company estimates losses by evaluating portfolio factors such as average balance outstanding by customer as well as creating specific identification provisions for known collection risks.

As of March 31, 2021, the Company has applied a range of loss rates to the portfolio of 0.75% to 3.81% for the allowance for CA losses. The Company applied a range of loss rates between 1.5% and 4.19% as of March 31, 2020.

Below is a rollforward for the allowance for CA losses (“ALCAL”) for the three months ended March 31, 2021 and 2020:

ALCAL balance, December 31, 2020	$1,587
Provision for ALCAL	1,595
Recoveries for ALCAL	(1,268)
CA receivables charged off	(321)
ALCAL balance, March 31, 2021	$1,593

ALCAL balance, December 31, 2019	$900
Provision for ALCAL	2,566
Recoveries for ALCAL	(2,100)
CA receivables charged off	(286)
ALCAL balance, March 31, 2020	$1,080

e.Revenue recognition:

Disaggregation of Revenue

We determine operating segments based on how our Chief Operating Decision Maker (“CODM”) manages the business, makes operating decisions around the allocation of resources, and evaluates operating performance. Our CODM is our Chief Executive Officer, who reviews our operating results on a consolidated basis. We operate in one segment and have one reportable segment. Based on the information provided to and reviewed by our CODM, we believe that the nature, amount, timing, and uncertainty of our revenue and cash flows and how they are affected by economic factors are most appropriately depicted through our primary geographical markets.

The following table presents our revenue disaggregated by primary geographical market where revenues are attributable to the country in which the billing address of the customer is located.

	Three months ended March 31,
	2021	2020
Primary geographical markets
Greater China(1)	$39,614	$25,952
United States	8,053	15,934
All other countries(2)	52,939	40,073
Total revenues	$100,606	$81,959
(1)	Greater China is inclusive of mainland China, Hong Kong and Taiwan
(2)	No single country included in the other countries category generated more than 10% of total revenue

The Company had one customer that contributed 2% and 12% of total revenue for the three months ended 2021 and 2020, respectively.

The following table presents revenue recognized from contracts with customers as well as revenue from other sources, consisting primarily of interest income:

	Three months ended March 31,
	2021	2020

Revenue recognized at a point in time	$97,343	$76,648
Revenue recognized over time	2,734	1,856
Revenue from contracts with customers	100,077	78,504
Revenue from other sources	529	3,455
Total revenues	$100,606	$81,959

Customer acquisition costs

The Company recognizes an asset for incremental costs to obtain a contract such as sales commissions and other customer incentives. The asset is amortized on a systematic basis over the expected customer relationship period, which is estimated to be 1.75 years and is consistent with the pattern of recognition of the associated revenue.

The Company periodically reviews these deferred customer acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented. The following table represents a rollforward of deferred customer acquisition costs:

Opening balance as of January 1, 2021	$8,976
Additions to deferred customer acquisition costs	2,628
Amortization of deferred customer acquisition costs	(2,089)
Ending balance as of March 31, 2021	$9,515

f.Leases:

The Company determines whether an arrangement is a lease for accounting purposes at contract inception. Operating leases are recorded as right-of-use (“ROU”) assets, which are included in right-of-use assets, and lease liabilities, which are included in other payable and other long-term liabilities on the consolidated balance sheets, respectively. As of March 31, 2021, the Company did not have any finance leases.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Our leases do not provide an implicit rate; we use an incremental borrowing rate for specific terms on a collateralized basis based on the information available on either the ASC 842 transition date or commencement date in determining the present value of lease payments.

The ROU asset calculation includes lease payments to be made and excludes lease incentives. The ROU asset and lease liability may include amounts attributed to options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term. In certain instances the Company may have lease agreements with lease and non-lease components. In these instances the Company has elected to apply the practical expedient and account for the lease and non-lease components as a single lease component for all leases. In addition, the Company has elected the practical expedients related to lease classification, hindsight, and land easement. The Company applies a single portfolio approach to account for the ROU assets and lease liabilities.

g.Recently issued accounting pronouncements:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates referenced below reflects this election.

Financial Accounting Standards Board (“FASB”) standards adopted during 2021

In 2016, the FASB issued new accounting guidance related to accounting for leases, which will require lessees to recognize lease assets and lease liabilities on the balance sheet for the rights and obligations created by all leases with terms greater than 12 months. As we are not a lessor, other changes in the guidance applicable to lessors do not apply. Additionally, in 2018, the FASB issued codification and targeted improvements to this guidance effective for fiscal years and interim periods within those years beginning after December 15, 2021, with early adoption permitted. The Company has early adopted the new guidance on January 1, 2021, using a modified retrospective basis and applied the optional practical expedients related to the transition. The adoption resulted in an increase of approximately $19,280 for the right of use lease assets and $19,566 for lease liabilities associated with our operating leases upon adoption of which $8,636 was classified as short-term within Other payables and $10,930 was classified as long-term within Other long-term liabilities. In addition, the Company elected to apply the practical expedients related to reassessment of existing leases, utilization of hindsight in the determination of lease term and impairment of right-of-use assets, and did not to recognize right-of-use assets and lease liabilities arising from short-term leases.

In 2017, the FASB issued new guidance intended to better align the results of hedge accounting with an entity’s risk management activities. This guidance updates the designation and measurement guidance for qualifying hedging relationships by expanding hedge accounting for both nonfinancial and financial risk components and by refining the measurement of hedge results to better reflect an entity’s hedging strategies. The amendments will also align the recognition and presentation of the effects of the hedge results in the financial statements to increase the understandability of the results of an entity’s intended hedging strategies. Additionally, the guidance includes certain targeted improvements to ease the operational burden of applying hedge accounting. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted the new guidance on January 1, 2021 and determined that the adoption of the new guidance did not have a material impact on its consolidated financial statements.

In 2018, the FASB issued new accounting guidance intended to align the requirements for capitalization of implementation costs incurred in a cloud computing arrangement that is a service contract with the existing guidance for internal-use software. Capitalized implementation costs should be amortized over the term of the hosting arrangement and recorded in the same financial statement line items as amounts for the hosting arrangement. The new guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The guidance provides flexibility in adoption, allowing for either retrospective adjustment or prospective adjustment for all implementation costs incurred after the date of adoption. The Company adopted the new guidance on January 1, 2021 under the prospective adjustment for implementation costs and determined that the adoption of the new guidance did not have a material impact on its consolidated financial statements.

FASB Standards issued, but not adopted as of March 31, 2021

In 2016, the FASB issued new guidance on the measurement of credit losses on financial instruments. Credit losses on loans, trade and other receivables, held-to-maturity debt securities and other instruments will reflect the Company’s current estimate of the expected credit losses (“CECL”). CECL requires loss estimates for the remaining estimated life of the financial instrument using historical experience, current conditions, and reasonable and supportable forecasts. Generally the Company expects that CECL will result in the earlier recognition of allowances for losses compared to the current approach of estimating probable incurred losses. The guidance is effective for the Company at the beginning of 2023. The Company is currently evaluating the impact this guidance will have on the Company’s financial statements.

In 2020, the FASB issued amended guidance that provides transition relief for the accounting impact of reference rate reform. For a limited duration, this guidance provides optional expedients and exceptions for applying GAAP to certain contract modifications, hedging relationships, and other transactions that will be impacted by a reference rate expected to be discontinued due to reference rate reform. The amended guidance is effective through December 31, 2022. The Company does not expect reference rate reform to have a material impact on the Company’s financial statements.

In 2020, the FASB issued guidance simplifying the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. In addition to other changes, this standard amends ASC 470‑20, “Debt with Conversion and Other Options,” by removing the accounting models for instruments with beneficial conversion features and cash conversion features. The standard also amends ASC 260, “Earnings Per Share” addressing the impacts of these instruments. The guidance is effective for the fiscal year beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact this guidance will have on the Company’s financial statements.

h.Subsequent events:

The Company has evaluated subsequent events through May 12, 2021, the date on which the unaudited consolidated financial statements were available to be issued.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

a.Accounting principles:

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

b.Principles of consolidation:

The accompanying consolidated financial statements include the accounts of Payoneer Inc. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Investments in entities where we have the ability to exercise significant influence, but not control, over the investee and investment in joint ventures, are accounted for using the equity method of accounting. For such an investment the Company’s share of the investee’s results of operations is included as share in losses of associated company on the consolidated statements of income and the investment balance as an investment in associated company on the consolidated balance sheets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

c.Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, share-based compensation, revenue recognition, valuation allowance on deferred taxes, contingencies, transaction loss provision and allowance for doubtful accounts on capital advances.

d.Functional currency and translation:

The functional currency of the Company is the U.S. dollar (“dollar” or “$”). Where the Company’s foreign subsidiaries derive their revenue primarily from services provided to the parent company as well as obtains its financing from the parent company in dollars, the Company has determined the functional currencies to be the dollar as well.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with the principles set forth in ASC 830 of the Financial Accounting Standards Board (“FASB”) “Foreign Currency Translation”, in the following manner:

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions reflected in the statement of income (loss), the transaction date exchange rates are used. Depreciation, amortization and other changes deriving from non-monetary items are based on historical exchange rates. The resulting transaction gains or losses are recorded as net financial income or expenses.

The Company is also affected by fluctuations in exchange rates on its investments in an associated company. The assets and liabilities of the associated company whose functional currency is a foreign currency are translated at the period-end rate of exchange. The resulting translation adjustment is recorded as a component of other comprehensive income and is included in shareholders’ equity.

The Company also has a foreign subsidiary that uses the local currency of the respective country as its functional currency. Assets and liabilities of the non-U.S. dollar functional currency subsidiary is translated into U.S. dollars at exchange rates prevailing at the balance sheet dates. Revenues, costs, and expenses of the non U.S. dollar functional currency subsidiary is translated into U.S. dollars using daily exchange rates. Gains and losses resulting from these translations are recorded as a component of accumulated other comprehensive income (loss) (“AOCI”). Gains and losses from the remeasurement of foreign currency transactions into the functional currency are recognized as other income (expense), net in our consolidated statements of income.

e.Fair value measurement:

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), regarding fair value measurements for assets and liabilities. ASC 820 defines fair value, establishes a framework for measuring fair value and requires certain disclosures about fair value measurements. The provisions apply whenever other accounting pronouncements require or permit fair value measurements.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

e.Fair value measurement: (cont.)

Fair value measurements used in the consolidated financial statements are based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Valuations based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the inputs that market participants would use in pricing.

As of December 31, 2020 and 2019, the fair values of the Company’s cash, cash equivalents, customer funds, short-term and long-term deposits, accounts receivable, CA receivables, accounts payable and outstanding operating balances approximated the carrying values of these instruments presented in the Company’s consolidated balance sheets because of their nature. The fair values of the derivative assets and liabilities are determined using quantitative models that use as their basis readily observable market parameters that are actively quoted and can be validated through external sources, including third-party pricing services, brokers and market transactions (Level 2). The fair value of long-term debt, the Company’s common stock and contingent consideration related to the acquisition (as described within note 3) are determined using Level 3 unobservable inputs and assumptions by the Company.

f.Cash and cash equivalents:

The Company considers cash invested in short-term bank deposits (up to three months from date of deposit) that are not restricted to withdrawal or use and money market instruments, to be cash equivalents. The Company maintains cash and cash equivalent balances with various financial institutions. The Company regularly reviews investment concentrations of these institutions and has relationships with a globally diversified group of banks and financial institutions.

g.Restricted cash:

The Company maintains restricted cash held as collateral for the purposes of its hedging activities as well as maintain compliance with certain agreements. The restricted cash are presented as a current asset as all the open hedges are held for less than a year.

The restricted cash under the non-current assets include deposits held with payment processors and issuing banks that assist the Company in executing payment transactions, deposits in connection with regulatory requirements and deposits for property rental in different locations around the globe. Depending on the length of the lease, the restricted lease deposit is presented as either a current or non-current asset.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

h.Customer funds:

The Company holds customer funds as the Company’s liability. These funds are reflected on the consolidated balance sheets as an outstanding operating balances liability. To meet regulatory requirements in the jurisdictions in which the Company operates, the Company is obligated to hold the underlying funds and separately classify the assets as customer funds in the consolidated balance sheet. The Company classifies the assets underlying the customer funds as current based on their purpose and availability to fulfill the direct obligation of the Company under amounts due to customers. The Company does not commingle these customer funds with its corporate funds and maintains these assets separately in interest and non-interest bearing bank accounts. The Company has restricted access to some bank accounts depending on the license and regulatory body governing the services and nature of the services underlying each obligation.

Customer funds include funds in transit that have not yet settled with the designated payee bank account or have yet to be loaded to a payee card. These funds are classified differently on the consolidated statements of cash flows as investing activities.

i.Accounts receivable, net:

Accounts receivable includes mainly amounts due from the Company’s issuing banks for transaction, service and maintenance fees collected by the issuing banks from the cardholders on the Company’s behalf. The balance also includes receivables from program management services and other payment service programs whereby the Company periodically assesses and evaluates the collectability of outstanding receivables. The Company maintains a reserve for doubtful accounts.

	Year Ended December 31,
	2020	2019
Bank income receivable	$13,097	$9,225
Other accounts receivable	4,868	4,301
Reserve for doubtful accounts	(122)	(139)
Total accounts receivable	$17,843	$13,387

j.Capital Advance (CA) receivable, net:

The Company enters into transactions with pre-qualified sellers in which the Company purchases a designated amount of future receivables for an upfront cash purchase price. The delivery of the future receivables purchased in exchange for the advance cash purchase price is facilitated through the seller’s payment processing activities with the Company. There is no economic recourse to the seller in the event that the future receivables are not generated. There is also no fixed period of time in which the seller must deliver the purchased future receivables to the Company, as delivery of the purchased future receivables is contingent on the sellers’ generation of such receivables. The Company does have limited contractual remedies in the event that a seller breaches its agreement with the Company.

Although there is no economic recourse to the seller in the event that the future receivables are not generated, the degree of uncertainty related to this economic benefit is mitigated by the due diligence performed by the Company prior to purchasing the seller’s future receivables and is further mitigated by limited contractual remedies.

The Company’s due diligence includes but is not limited to detailed analyses of the seller’s historical processing volumes, transaction count, chargeback history, growth of the seller, and account longevity with the Company.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

j.Capital Advance (CA) receivable, net: (cont.)

The Company recognizes revenues associated with these fees over the CA period, adjusting the amount to reflect an effective interest rate. The fees earned on these receivables are included in total revenue on the consolidated statements of income (loss) and comprehensive income (loss) and the total fees were immaterial the Company’s operations for the years ended December 31, 2020 and 2019.

During the years ended December 31, 2020 and 2019, the Company has purchased and collected the following principal amounts associated with CAs:

CA receivable, gross, January 1, 2020	$60,636
CA extended to customers	265,592
Revenue earned but not collected	782
Revenue collected but not earned	(656)
CA collected from customers	(259,134)
Exchange rate adjustments	970
Charge-offs, net of recoveries	(508)
CA receivable, gross, December 31, 2020	$67,682
Allowance for CA losses, December 31, 2020	(1,587)
CA receivable, net, December 31, 2020	$66,095

CA receivable, gross, January 1, 2019	$16,909
CA extended to customers	171,126
Revenue earned but not collected	656
Revenue collected but not earned	(122)
CA collected from customers	(128,003)
Exchange rate adjustments	170
Charge-offs, net of recoveries	(100)
CA receivable, gross, December 31, 2019	$60,636
Allowance for CA losses, December 31, 2019	(900)
CA receivable, net, December 31, 2019	$59,736

The outstanding gross balance at December 31, 2020 consists of the following current and overdue amounts:

Total	Current	1 - 30 days overdue	30 - 60 overdue	60 - 90 overdue	Above 90 overdue
67,682	66,018	263	129	218	1,054

The outstanding gross balance at December 31, 2019 consists of the following current and overdue amounts:

Total	Current	1 - 30 days overdue	30 - 60 overdue	60 - 90 overdue	Above 90 overdue
60,636	58,468	1,373	619	96	80

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2020:

		Due in less than			Due in more than
Total	Overdue	30 days	Due in 30 - 60 days	Due in 60 - 90 days	90 days
67,682	1,664	10,143	19,726	34,979	1,170

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

j.Capital Advance (CA) receivable, net: (cont.)

The following are current and overdue balances from above that are segregated into the timing of expected collections at December 31, 2019:

		Due in less than			Due in more than
Total	Overdue	30 days	Due in 30-60 days	Due in 60-90 days	90 days
60,636	2,168	10,857	16,016	31,595	—

CA advance receivable, net represents the aggregate amount of CA-related receivables owed by sellers as of the consolidated balance sheet date, net of an allowance for potential uncollectible amounts in the event of merchant fraud, diversion or default. For the purchased receivables, the Company is generally exposed to advance losses related to uncollectibility, and similar to the allowance for transaction losses, the Company establishes allowance for CA losses (ALCAL). The Company estimates the ALCAL based on an assessment of various factors, including historical experience, sellers’ current processing volume, and other factors that may affect the sellers’ ability to make future payments on the receivables. Changes to the ALCAL are reflected as transaction costs on the statement of income (loss). Charge-offs from the ALCAL occur when the receivable is greater than 240 days old or there have not been any collections for 90 consecutive days from the third party. Recoveries are reflected as a reduction in the ALCAL when the recovery occurs.

The Company has developed a risk-based methodology that is used to estimate future losses based on historical loss experience as well as the qualitative judgment when historical loss data is not available. For product offerings with sufficient historical loss experience, the Company develops loss estimates based on receivable balance attributes such as account payment status, percentage of collections per day, and length of time from advance to collection. Based on these attributes, a historical loss rate is applied to calculate the allowance for CA losses. For product offerings that do not have significant historical loss data to develop a historical loss percentage, the Company estimates losses by evaluating portfolio factors such as average balance outstanding by customer as well as creating specific identification provisions for known collection risks.

As of December 31, 2020, the Company has applied a range of loss rates to the portfolio of 0.75% to 5.1% for the allowance for CA losses with the weighted average loss rate applied being 2.15%. The Company applied a loss rate to the portfolio of 1.5% as of December 31, 2019.

Below is a rollforward for the ALCAL for the years ending December 31, 2020 and 2019:

ALCAL balance, January 1, 2019	$153
Provision for ALCAL	2,701
Recoveries for ALCAL	(1,854)
CA receivables charged off	(100)
ALCAL balance, December 31, 2019	$900

ALCAL balance, January 1, 2020	$900
Provision for ALCAL	5,723
Recoveries for ALCAL	(4,247)
CA receivables charged off	(789)
ALCAL balance, December 31, 2020	$1,587

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

k.Property, equipment and software, net:

1)	The assets are stated at cost.
2)	The assets are depreciated and amortized by the straight-line method, on basis of their estimated useful lives.
3)	Additions, renewals, and betterments are capitalized. Maintenance and repairs that do not extend the useful life of the asset are expensed as incurred.

The estimated useful lives are as follows:

Years
Computers, software and peripheral equipment	3 - 5
Furniture and office equipment	6 - 16
Leasehold improvements	Lesser of economic life or lease term

l.Internal use software:

The Company accounts for costs incurred to develop software and other applications for internal use to enhance its capabilities as a payment solution provider, in accordance with ASC 350‑40 “Internal-Use Software” and are included within Intangible assets, net on the Company’s balance sheet. The Company capitalizes the costs incurred during the application development stage, which include costs to design the software, application configuration, interfaces, coding, installation, and testing. Costs incurred during the preliminary project along with post-implementation stages of internal use computer software are expensed as incurred. Capitalized development costs are amortized over the period of estimated benefit, using the straight-line method and estimated useful lives of three years, and presented under depreciation and amortization. Costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development cost requires considerable judgement by management.

m.Business combinations

The Company accounts for business combinations using the acquisition method when control is transferred to the Company. The consideration transferred in the acquisition is measured at fair value, as are the identifiable net tangible and intangible assets acquired. The fair value of the assests are considered to be significant estimates made by the Company. The methodologies used by the company are discussed further within Note 3. Any residual purchase price is allocated as goodwill. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities. Any contingent consideration connected to the business combination is measured at fair value at the date of acquisition and each reporting period thereafter. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments to the fair value of these tangible and intangible assets acquired and liabilities assumed in the business combination, with the corresponding offset recorded to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statements of income (loss).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

n.Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination and is allocated to the reporting unit expected to benefit from the business combination. Goodwill is tested for impairment at a minimum on an annual basis at the reporting unit level by first performing a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value. If the reporting unit does not pass the qualitative assessment, then the reporting unit’s carrying value is compared to its fair value. Goodwill is considered impaired if the carrying value of the reporting unit exceeds its fair value.

The fair value of the reporting unit is estimated using a discounted cash flow method. The discounted cash flow method, a form of the income approach, uses expected future operating results and a market participant discount rate. Failure to achieve these expected results, changes in the discount rate or market pricing metrics, may cause a future impairment of goodwill at the reporting unit level. The Company conducted the annual impairment test of goodwill as of September 30, 2020. The Company elected to directly perform a quantitative analysis of fair value of the reporting unit compared to the carrying value of the reporting unit. Based on the results of this analysis, the Company determined that the goodwill was not impaired.

Intangible assets consist of acquired developed technology, internal use software (refer to note 2k) and other intangible assets. Intangible assets are amortized over the period of estimated useful life using the straight-line method and have estimated useful lives ranging from three to six years. No significant residual value is estimated for intangible assets.

The Company evaluates intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net cash flow the asset is expected to generate.

o.Impairment of long-lived assets:

The Company reviews long-lived assets for their impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of the asset are less than the carrying value, a write-down would be recorded to reduce the related asset to its estimated fair value.

p.Outstanding operating balances:

The balances include customers’ balances held with the Company as well as customers’ funds in transit that have not yet settled with the designated payee bank account or have yet to be loaded to a payee card. The Company recognizes the outstanding operating balances as a liability on the accompanying consolidated balance sheets and releases the liability once the funds reached the payee or loaded to the card.

q.Revenue recognition:

On January 1, 2019, the Company adopted Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Company’s historic revenue recognition methodology under ASC 605, Revenue Recognition.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

q.Revenue recognition: (cont.)

The Company recorded a net increase to retained earnings of $285 as of January 1, 2019, due to the cumulative impact of adopting ASC 606, primarily related to the effect of incremental contract acquisition costs on contracts that were not completed by the transition date. A corresponding increase of $285 was recorded in other assets on the consolidated balance sheet.

Revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The majority of the Company’s revenue is recognized and collected upon the completion of the underlying transaction. In some cases, collection is through intermediaries such as issuing banks which settle on a monthly basis.

Card and Customer Account revenue:

1)

Transaction fee revenues - the Company’s transaction fee revenue principally consists of usage fees. Revenue may vary based on the size of the transaction, the funding method used, the currency to be ultimately disbursed and the countries to which the funds are transferred. Transaction fee revenues are recognized at a point in time which is the period when the underlying transactions occur, and at this time the amounts are known.

2)

Collection and loading fees - fees are charged to customers upon withdrawal of funds into a customer’s bank account or utilization of funds loaded or allocated to cards. Fees are recognized at a point in time which is the period that the underlying withdrawal or load to a customer occurs.

3)

Service and maintenance fees – maintenance and service fees are charged either monthly or annually to customers. Fees charged in advance to customers covering a single reporting period or multiple reporting periods are recognized when the fee is charged as there is no binding contract term and the fee does not represent a material right to the customer.

4)

Cancellations and refunds of fees - the Company records revenue net of transaction cancellation and refunds of fees. Cancellations and refunds of fees are estimated at the time that the underlying transaction occurs and are provided for in advance of the cancellation or refund.

5)

Capital Advance fees - the Company offers customers a cash advance in exchange for a fixed amount of their future receivables. Such customers use Payoneer’s payment services to receive payments from third party online marketplaces for goods and services sold on the marketplaces. For the cash advances in which the Company retains the right to future receivables, the fee is recognized over the advance period.

Global Bank Transfer Revenue:

Revenues generated from bank transfers are recorded at the time the related funds transfer is executed and delivered to the beneficiary. Revenue is deferred until it reaches the beneficiary even if it has been collected by the Company at any point during the bank transfer process. The timing of recognition is dependent on geographic region, and overall reliance on third party processors and financial institutions.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

q.Revenue recognition: (cont.)

The Company uses third-party processors and financial institutions in executing foreign exchange transactions with third-parties. The Company acts as the principal in these transactions and recognizes revenue as it relates to these transactions on a gross basis as the Company controls the service to the end customer and directs third party processors and other financial institutions to perform the specified services on the Company’s behalf. To the extent revenues are recorded on a gross basis, any commissions or other payments to third-parties are recorded as transaction costs so that the net amount (gross revenue less transaction costs) is reflected in operating income.

The types of fees that are recognized by the Company are the following:

1)	Transfer fees - the Company charges transfer fees on its global bank transfer services.
2)

Foreign exchange conversion fees - the Company generates revenues from funds that were transferred to the Company in one currency and are transferred to a beneficiary in another currency through international transactions. The revenue is calculated as the difference between the rate the Company charges its customers and the foreign exchange market rate at the time of the transaction.

Interest income on underlying customer balances:

The assets underlying the customer balances being held on the Company’s consolidated balance sheets as customer funds are maintained in interest and non-interest bearing accounts. The interest earned on these assets is included in total revenue on the consolidated statements of loss and comprehensive loss because the collecting, holding, and remitting of these funds are critical components of the Company’s operations.

Disaggregation of Revenue

We determine operating segments based on how our Chief Operating Decision Maker (“CODM”) manages the business, makes operating decisions around the allocation of resources, and evaluates operating performance. Our CODM is our Chief Executive Officer, who reviews our operating results on a consolidated basis. We operate in one segment and have one reportable segment. Based on the information provided to and reviewed by our CODM, we believe that the nature, amount, timing, and uncertainty of our revenue and cash flows and how they are affected by economic factors are most appropriately depicted through our primary geographical markets. The following table presents our revenue disaggregated by primary geographical market where revenues are attributable to the country in which the billing address of the customer is located.

	Year Ended December 31,
	2020	2019	2018
Primary geographical markets
Greater China(1)	$127,307	$103,531	$98,146
United States	38,729	69,016	49,997
All other countries(2)	179,556	145,203	111,992
Total revenues	$345,592	$317,750	$260,135
(1)	Greater China is inclusive of mainland China, Hong Kong and Taiwan
(2)	No single country included in the other countries category generated more than 10% of total revenue

The Company had one customer that contributed 5%,  15% and 13% of total revenue for the years ended December 31, 2020, 2019 and 2018, respectively.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

q.Revenue recognition: (cont.)

The following table presents revenue recognized from contracts with customers as well as revenue from other sources, consisting primarily of interest income:

	Year Ended December 31,
	2020	2019	2018

Revenue recognized at a point in time	$332,939	$297,077	$252,268
Revenue recognized over time	6,652	3,456	—
Revenue from contracts with customers	339,591	300,533	252,268
Revenue from other sources	6,001	17,217	7,867
Total revenues	$345,592	$317,750	$260,135

Customer acquisition costs

The Company capitalizes certain costs associated with customer acquisition rewards and sales commissions that are incremental to the acquisition of customer contracts. These costs are recorded as other assets on the consolidated balance sheets. The Company determines whether costs should be deferred based on based on the incremental nature of the underlying cost and if the cost would not have occurred absent the customer acquisition.

Customer acquisition rewards primarily refers to incentive payments made to existing customers, third parties and new customers when a new customer is referred and utilizes the Company’s platform, subject to certain conditions. Certain capitalized sales commissions include payments made to employees that are directly related to new customers’ acquisitions or increased revenue or volume for existing customers.

Amortization of customer acquisition rewards and sales commissions are consistent with the pattern of revenue recognition of each performance obligation. Incentives earned by customers and third parties for referring new customers are paid in exchange of a distinct service and accounted for sales and marketing expenses on the consolidated statements. Any amounts paid in excess of the fair value of the referral service received are recorded as a reduction of revenue. Fair value of the service is established using amounts paid to vendors for similar services. The Company has applied the practical expedient in ASC 606 to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less.

The Company recognizes an asset for incremental costs to obtain a contract such as sales commissions and other customer incentives. The asset is amortized on a systematic basis over the expected customer relationship period, which is estimated as of December 31, 2020 to be 2.35 years and is consistent with the pattern of recognition of the associated revenue.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

q.Revenue recognition: (cont.)

The Company periodically reviews these deferred customer acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. There were no impairment losses recorded during the periods presented. The following table represents a rollforward of deferred customer acquisition costs:

Opening balance (modified retrospective adoption of ASC 606 on January 1, 2019)	$285
Additions to deferred customer acquisition costs	6,981
Amortization of deferred customer acquisition costs	(2,209)
Ending balance as of December 31, 2019	$5,057

Opening balance as of January 1, 2020	$5,057
Additions to deferred customer acquisition costs	10,119
Amortization of deferred customer acquisition costs	(6,200)
Ending balance as of December 31, 2020	$8,976

r.Transaction costs:

Transaction costs consist of fees paid to the banks, processors and networks, costs to acquire currencies, card supply costs and other losses related to the Company’s services. These costs are net of any rebate programs with banks and processors, such as currency conversion assessment rebates and volume rebates. These costs are primarily driven by transaction volumes and the number of active cards.

The Company is exposed to potential transaction losses due to credit cards collections, ACH returns, prepaid card negative balances and chargebacks, including charge-offs related to CA. These costs are included in transaction costs. The Company established an allowance for estimated losses arising from processing customer transactions described above. This allowance represents an accumulation of the estimated amounts necessary to provide for transaction losses incurred as of the reporting date, including those for which the Company has not yet identified. The allowance is monitored quarterly and is updated based on actual claims data. The allowance is based on known facts and circumstances as well as internal factors. As of December 31, 2020, 2019 and 2018, the allowance for transaction losses, including the allowance for CA totaled $2,334,  $1,532 and $410, respectively, and was included in other payables, with the exception of the allowance for CA which is within CA receivables, net on the balance sheet.

s.Other operating expenses:

Other operating expenses include compensation for the Company’s employees who support customer service calls, card and account approval, banking infrastructure implementations, transactions monitoring and liquidity management as well as indirect costs incurred for fraud detection, compliance operations, provision for transaction loss and maintenance costs related to the Company’s customer call center infrastructure.

t.Sales and marketing expenses:

Sales and marketing include business development and product launch costs, marketing and advertising costs, retention costs and certain customer acquisition costs. This also includes employee compensation and related costs to support the sales and marketing process. Advertising and certain marketing costs are expensed as incurred and amounted to $7,740,  $5,760 and $8,571 for the years ended December 31, 2020, 2019 and 2018, respectively.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

t.Sales and marketing expenses: (cont.)

The Company offers various programs to acquire customers. In certain customer acquisition arrangements with existing customers, the payments to the customer, driven by such an arrangement, are recorded as a reduction of revenue.

u.Research and development expenses:

Research and development expenses charged to the statement of income (loss) as incurred and consist primarily of employee compensation and related costs, professional services and consulting expenses, and non-capitalized costs associated with the development of new technologies.

v.Concentration of risk:

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, customer funds, restricted cash, CA and account receivables. The Company’s assets are placed with financial institutions throughout the world. The Company regularly reviews its funds concentrations and has relationships with a globally diversified group of banks and financial institutions. A significant portion of the Company’s cash is deposited at large depository institutions. The majority of those cash funds exceed FDIC coverage insurance limit of $250. Additionally, a portion of the Company’s cash is deposited in non-US accounts. Significant balances are held in ring-fenced accounts; however there are funds held with financial institutions that do not offer deposit insurance and bear specific country and regional risks. The Company is also exposed to transaction losses due to funds blocked with its Global Bank Transfers processors, See also Note 11.

47% and 42% of the Company’s cash and cash equivalents, customer funds are concentrated with domestic financial institutions as of December 31, 2020 and 2019, respectively.

Cash and cash equivalents and customer funds balances denominated in U.S. dollars represent 70% and 65% of the balance of the cash, cash equivalents and customer funds at December 31, 2020 and 2019, respectively.

The Company is conducting transactions worldwide and settles accounts with its financial intermediaries in various currencies. There is a currency exchange rate risk related to the time difference between the money transfer transaction and the payment execution. The strengthening or weakening of the U.S. dollar versus the foreign currencies in which the Company operates, impacts the translation of the Company’s net revenues and expenses generated in these foreign currencies into the U.S. dollar and the Company’s financial expense derive from the revaluation of these balances. To mitigate that risk, the Company actively manages this exposure and limits the time of open positions.

The Company utilizes a third-party issuing bank for its physical and virtual card management business as well as issues cards directly under its Mastercard license. If the issuing bank ceases to transact with current cardholders, incurs a significant disruption that affects current cardholder transactions, or terminates as an issuing bank due to circumstances out of the Company’s control or if Mastercard revokes the Company’s license to issue cards, the result would have a significant negative impact on the Company.

Information security risks for financial and technology companies have significantly increased in recent years. There can be no assurance that the Company will not suffer related losses in the future.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

v.Concentration of risk: (cont.)

The Company operates globally and in a rapidly evolving regulatory environment. The Company’s business is subject to laws, rules, regulations, policies and legal interpretations in the markets in which the Company operates, including but not limited to those governing banking, cross-border and domestic money transmission, foreign exchange, privacy, data protection, payment processing and settlement services, consumer protection, anti-money laundering, and counter-terrorist financing. The legal and regulatory requirements applicable to the Company are extensive, complex, frequently changing, and increasing in number, and may impose overlapping and/or conflicting requirements or obligations.

Non-compliance with laws and regulations may result in penalties and enforcement actions related to non-compliance, changes in laws and regulations or their interpretation, and the enactment of new laws and regulations applicable to the Company could have a material adverse impact on its business, results of operations and financial condition. Therefore, the Company monitors these areas closely to ensure that its solutions are compliant with such laws and regulations.

In 2020, 2019 and 2018, revenues generated from customers who were paid out of a single marketplace constituted 29%,  27% and 30%, respectively.

In 2020, 2019 and 2018, revenues generated from customers who reside in Greater China constituted 37%,  33% and 38%, respectively, of total revenues. This geographic concentration, creates exposure to local economies and politics, and regional downturns. Any unforeseen events or changes in regulation or legal requirements in Greater China that restrict the services we can provide to customers who reside in Greater China could have a significant impact on the Company’s financial statements.

The United Kingdom (“U.K.”) held a referendum in June 2016 in which a majority of voters approved an exit from the European Union (“EU”) (“Brexit”). In March 2017, the U.K. government gave formal notice of its intention to leave the EU and in January 2020, the U.K. exited the EU, and a withdrawal agreement entered into force; the U.K. and the EU entered into a Trade and Cooperation Agreement effective January 2021.  Uncertainty remains about certain aspects of the future relationship between the U.K. and EU could adversely affect U.K., regional (including European) and worldwide economic and market conditions and could contribute to instability in global financial and foreign exchange markets, including volatility in the value of the British Pound and Euro, which in turn could adversely affect the Company’s customers and companies with which it does business. In addition, Brexit could lead to legal uncertainty and see national laws and regulations in the U.K. diverge from EU laws and regulations, as the U.K. determines which EU laws to replace or replicate.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

w.Income taxes:

Income taxes are accounted for using an asset and liability approach as required under U.S. GAAP. The asset and liability approach require the recognition of taxes payable or refundable for the current year and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The measurement of current and deferred tax liabilities and assets is based on provisions of the relevant tax law; the effects of future changes in tax laws or rates are not anticipated. Deferred taxes have not been provided on the amount of unremitted earnings from foreign subsidiaries retained for reinvestment in the Company. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized. Valuation allowances are established for deferred tax assets when the likelihood of the deferred tax assets not being realized exceeds the more likely than not criterion. Deferred tax assets and liabilities, along with any related valuation allowance, are classified as non-current assets or non-current liabilities on the balance sheets.

The Company follows the guidance on accounting for uncertainty in income taxes in accordance with U.S. GAAP. The guidance provides a comprehensive model for the recognition, measurement and disclosure in financial statements of uncertain income tax positions that a company has taken or expects to take on a tax return. Under this guidance, a company can recognize the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position; otherwise no benefit can be recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Additionally, the Company accrues interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws. Interest and penalties are classified as taxes on income in the consolidated financial statements.

Income tax expense includes U.S. (federal and state) and foreign income taxes. Tax legislation commonly known as the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”) includes a mandatory one-time tax on accumulated earnings of foreign subsidiaries, and as a result, all previously unremitted earnings for which no U.S. deferred tax liability had been accrued were subject to U.S. tax. Notwithstanding the U.S. taxation of these amounts, the Company intends to continue to invest most or all of these earnings, as well as its capital in these subsidiaries, indefinitely outside of the U.S. and do not expect to incur any significant, additional taxes related to such amounts.

x.Derivative instruments and hedging activities:

The Company is exposed to market risk due to significant operating expenses denominated in New Israeli Shekels. To reduce that risk, the Company enters into foreign currency forward contracts to hedge currency risk related to its foreign operations. The duration of these derivative contracts at inception is generally less than one year. The Company recognizes all derivative instruments as either assets or liabilities on the consolidated balance sheet at fair value (Level 2 valuation within the fair value measurements hierarchy).

The accounting for changes in the fair value (i.e. gains and losses) of a derivative instrument depends on whether it has been designated and qualifies as a hedging relationship, and on the type of hedging relationship. Derivatives that are not designated hedges must be adjusted to fair value into earnings through financial income or expense. Changes in the fair value of the derivatives are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of the derivative’s change in fair value is immediately recognized as financial income or expense. The cash flow from derivative instruments and hedging activities was reflected in cash flow from operations.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

y.Share-based compensation:

1)

The Company applies Statement of ASC 718, “Share-based Payment”. ASC 718 requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period. Forfeitures are accounted as they occur.

2)

The Company measures the compensation cost related to the options awarded on the grant date and recognizes the cost on a straight-line method over the requisite service period of the awards, including awards with graded vesting and no additional conditions for vesting other than service conditions.

3)

The Company measures the additional compensation cost of modified awards on the date of modification and recognizes the cost (1) on the modification date for past service periods and (2) on a straight-line method over the future related service period.

4)

The Company early adopted ASU 2018‑07 for share-based payments with service providers. Fair value of the equity instrument issued to a non-employee should be measured as of the grant date. The fair value of the awards is recognized over the vesting period, which coincides with the period that the counter-party is providing services to the Company.

5)

The Company recognizes a benefit of share-based compensation in the consolidated statements of loss if an excess tax benefit is realized. If the Company is in a taxable loss position and the excess tax benefit added to a net operating loss carryforward, the excess tax benefit would not be recorded until that net operating loss is utilized.

z.Contingencies:

Loss contingencies are recognized in the consolidated financial statements as incurred when the loss is probable and can be reasonably estimated. Gain contingencies are recognized when realized.

aa.Recently issued accounting pronouncements:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates referenced below reflects this election.

Financial Accounting Standards Board (“FASB”) standards adopted during 2020

In 2017, the FASB issued guidance that amended the requirements related to the subsequent measurement of goodwill. These amendments include requiring recognition of an impairment loss when the estimated fair value of a reporting unit falls below its carrying value and eliminating the requirement that an impairment loss be recognized only if the estimated implied fair value of the goodwill is below its carrying value. The Company adopted the guidance effective January 1, 2020 with no impact on its historical financial statements. Refer to note 2n for a description of the Company’s application of the guidance in 2020. Note that there was no material impact on the Company’s financial statements.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

aa.Recently issued accounting pronouncements: (cont.)

In 2018, the FASB issued amended guidance to remove, modify and add disclosure requirements for fair value measurements. This amendment is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosure requirements. Transition is on a prospective basis for the new and modified disclosures, and on a retrospective basis for disclosures that have been eliminated. The adoption of this guidance did not have a material impact on the Company’s financial statements.

FASB Standards issued, but not adopted as of December 31, 2020

In 2016, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance related to accounting for leases, which will require lessees to recognize lease assets and lease liabilities on the balance sheet for the rights and obligations created by all leases with terms greater than 12 months. As we are not a lessor, other changes in the guidance applicable to lessors do not apply. Additionally, in 2018, the FASB issued codification and targeted improvements to this guidance effective for fiscal years and interim periods within those years beginning after December 15, 2021, with early adoption permitted. We will early adopt the new guidance on January 1, 2021, using a modified retrospective basis and will apply the optional practical expedients related to the transition. We estimate an increase of approximately $19,280 for the right of use lease assets and $19,566 for lease liabilities associated with our operating leases upon adoption. In addition, the Company will elect to apply the practical expedients related to reassessment of existing leases, utilization of hindsight in the determination of lease term and impairment of right-of-use assets, and will elect not to recognize right-of-use assets and lease liabilities arising from short-term leases. We do not believe the adoption of this guidance will have an further significant impact to the Company’s financial statements.

In 2016, the FASB issued new guidance on the measurement of credit losses on financial instruments. Credit losses on loans, trade and other receivables, held-to-maturity debt securities and other instruments will reflect the Company’s current estimate of the expected credit losses (“CECL”). CECL requires loss estimates for the remaining estimated life of the financial instrument using historical experience, current conditions, and reasonable and supportable forecasts. Generally the Company expects that CECL will result in the earlier recognition of allowances for losses compared to the current approach of estimating probable incurred losses. The guidance is effective for the Company at the beginning of 2023. The Company is currently evaluating the impact this guidance will have on the Company’s financial statements.

In 2017, the FASB issued new guidance intended to better align the results of hedge accounting with an entity’s risk management activities. This guidance updates the designation and measurement guidance for qualifying hedging relationships by expanding hedge accounting for both nonfinancial and financial risk components and by refining the measurement of hedge results to better reflect an entity’s hedging strategies. The amendments will also align the recognition and presentation of the effects of the hedge results in the financial statements to increase the understandability of the results of an entity’s intended hedging strategies. Additionally, the guidance includes certain targeted improvements to ease the operational burden of applying hedge accounting. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company has concluded that the adoption of the new guidance will not have a material impact on its consolidated financial statements.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (cont.)

aa.Recently issued accounting pronouncements: (cont.)

In 2018, the FASB issued new accounting guidance intended to align the requirements for capitalization of implementation costs incurred in a cloud computing arrangement that is a service contract with the existing guidance for internal-use software. Capitalized implementation costs should be amortized over the term of the hosting arrangement and recorded in the same financial statement line items as amounts for the hosting arrangement. The new guidance is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The guidance provides flexibility in adoption, allowing for either retrospective adjustment or prospective adjustment for all implementation costs incurred after the date of adoption. The Company has concluded that the adoption of the new guidance will not have a material impact on its consolidated financial statements.

In 2020, the FASB issued amended guidance that provides transition relief for the accounting impact of reference rate reform. For a limited duration, this guidance provides optional expedients and exceptions for applying GAAP to certain contract modifications, hedging relationships, and other transactions that will be impacted by a reference rate expected to be discontinued due to reference rate reform. The amended guidance is effective through December 31, 2022. The Company does not expect reference rate reform to have a material impact on the Company’s financial statements.

In 2020, the FASB issued guidance simplifying the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. In addition to other changes, this standard amends ASC 470‑20, “Debt with Conversion and Other Options,” by removing the accounting models for instruments with beneficial conversion features and cash conversion features. The standard also amends ASC 260, “Earnings Per Share” addressing the impacts of these instruments. The guidance is effective for the fiscal year beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the impact this guidance will have on the Company’s financial statements.

bb.Subsequent events:

The Company has evaluated subsequent events through March 26, 2021, the date on which the consolidated financial statements were available to be issued.